Risk Management (Details) - Schedule of credit quality by asset class, based on the Bank's credit rating system - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
1 to 29 days [Member]
Risk Management (Details) - Schedule of credit quality by asset class, based on the Bank's credit rating system [Line Items]
Loans and advances to banks	$ 116,307	$ 14,454
Subtotal past-due loans and advances to banks	116,307	14,454
Commercial loans	182,781	133,625
Import-export financing	7,874	5,246
Factoring transactions	17,255	16,255
Commercial lease transactions	17,056	17,889
Other loans and receivables	1,367	1,449
Residential mortgage loans	113,040	90,462
Consumer loans	124,422	136,147
Subtotal past-due loans to customers	463,795	401,073
Total	580,102	415,527
30 to 59 days [Member]
Risk Management (Details) - Schedule of credit quality by asset class, based on the Bank's credit rating system [Line Items]
Loans and advances to banks
Subtotal past-due loans and advances to banks
Commercial loans	62,020	29,240
Import-export financing	189	71
Factoring transactions	1,790	1,464
Commercial lease transactions	4,758	3,904
Other loans and receivables	309	135
Residential mortgage loans	35,687	24,875
Consumer loans	52,105	53,786
Subtotal past-due loans to customers	156,858	113,475
Total	156,858	113,475
60 to 89 days [Member]
Risk Management (Details) - Schedule of credit quality by asset class, based on the Bank's credit rating system [Line Items]
Loans and advances to banks
Subtotal past-due loans and advances to banks
Commercial loans	14,680	13,039
Import-export financing	2,666	223
Factoring transactions	332	157
Commercial lease transactions	1,736	979
Other loans and receivables	356	162
Residential mortgage loans	19,095	9,795
Consumer loans	21,308	22,764
Subtotal past-due loans to customers	60,173	47,119
Total	$ 60,173	$ 47,119